Basis of Presentation	6 Months Ended
Jul. 31, 2012
Basis of Presentation [Abstract]
Basis of Presentation

Note 1. Basis of Presentation

The accompanying unaudited interim financial statements of Jammin Java Corp. (the "Company") have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission ("SEC") and should be read in conjunction with the audited financial statements and notes thereto contained in the Company's latest Annual Report filed with the SEC on Form 10-K. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year or any other future period. Notes to the financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal year as reported in the Company's Annual Report on Form 10-K have been omitted. The accompanying balance sheet at January 31, 2012 has been derived from the audited balance sheet at January 31, 2012 contained in such Form 10-K.

As used in this Quarterly Report, the terms "we," "us," "our," and "Company" mean Jammin Java Corp., unless otherwise indicated. All dollar amounts in this Quarterly Report are in U.S. dollars unless otherwise stated.